Related Party Disclosures - Compensation to Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 42	$ 33	$ 29
Chief Executive Officer, Chief Financial Officer, Chief Business Officer, Chief Operating Officer, Short-term benefits
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	11	9	5
Chief Executive Officer, Chief Financial Officer, Chief Business Officer, Chief Operating Officer, Share-based payments
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	27	21	19
Board of Directors
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity	$ 4	$ 3	$ 5